SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jan. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION [abstract]
Schedule of wholly owned subsidiaries included in these consolidated financial statements
	Country of	Percentage	Functional
Name of Subsidiary	Incorporation	Ownership	Currency	Principal Activity
320204 US Holdings Corp.	USA	100%	USD	Holding Company
320204 Oregon Holdings Corp.	USA	100%	USD	Holding Company
320204 Nevada Holdings Corp.	USA	100%	USD	Holding Company
Eco Firma Farms LLC	USA	100%	USD	Cannabis producer
Silver State Cultivation LLC	USA	100%	USD	Cannabis producer
Silver State Relief LLC	USA	100%	USD	Cannabis retailer
Megawood Enterprises Inc.	USA	100%	USD	Cannabis retailer
Workforce Concepts 21, Inc.	USA	100%	USD	Payroll and benefits services

Schedule of estimated useful life of property, plant and equipment
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years